U.S. SECURITIES AND EXCHANGE COMMISSION

                         Washington, DC 20549

                              FORM 24F-2

                   ANNUAL NOTICE OF SECURITIES SOLD

                        PURSUANT TO RULE 24F-2

                                READ INSTRUCTIONS AT END OF FORM
BEFORE PREPARING FORM.

                         PLEASE PRINT OR TYPE.

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1.       Name and address of issuer:

                      Federated Investment Trust
                          Federated Investors

                       Federated Investors Tower
                  Pittsburgh, Pennsylvania 15222-3779

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2.       Name of each series or class of funds for which this notice is filed:

         Federated Bond Index Fund

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3.       Investment Company Act File

Number:                                                               811-07477
         Securities Act File

           Number:                                                     33-00053

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4.       Last day of fiscal year for which this notice is filed:

                            May 31, 1997

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5.       Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                               [   ]

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6.       Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

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7.       Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                            0:$0

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8.       Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                            0:$0

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9.       Number and aggregate sale price of securities sold during the fiscal year (includes DRIP shares):

                                                      4,040,191:$28,471,220

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







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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                   4,040,191:$28,471,220

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11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

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12.      Calculation of registration fees:



         (i)      Aggregate sale price of securities sold during the fiscal

                  year in reliance on rule 24f-2 (from Item 10):                 $             28,471,220
                                                                                 ------------------------
         (ii)     Aggregate price of shares issued in connection with
                  dividend reimbursement plans

                  (from Item 11, if applicable)                                  +
         (iii)    Aggregate price of shares redeemed or repurchased

                  during the fiscal year (if applicable)                         -              10,859,953
                                                                                 -------------------------
         (iv)     Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing fees
                  pursuant to rule 24e-2 (if applicable)                         +

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

                  line (ii), less line (iii), plus line (iv)] (if applicable):   $             17,611,267
                                                                                 ------------------------
         (vi)     Multiplier prescribed by Section 6(b) of the Securities
                  Act of 1933 or other applicable law or regulation

                  (see Instruction C.6):                                         X

                  1/3300

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:        $

                  5,337





INSTRUCTION:      ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY
                  IF THE FORM IN BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF
                  THE ISSUER'S FISCAL YEAR.  See Instruction C.3.

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13.      Check box if fees are being remitted to the Commission's
         lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                           [   ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                            July 15, 1997

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                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /S/ ANTHONY R. BOSCH

                                    Anthony R. Bosch
                                    Assistant Secretary

Date:                               July 15, 1997

 * Please print the name and title of the signing officer below the signature.

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